UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Tax-Free Bond Fund

October 31, 2009

1.809079.105

SFB-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount	Value
Alabama - 0.7%
Health Care Auth. for Baptist Health Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 7,500,000	$ 7,918,650
Huntsville Pub. Bldg. Auth. Rev. Series 2007:
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	864,136
5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,076,150
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/13	1,000,000	1,007,290
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,068,360
		11,934,586
Arizona - 3.1%
Arizona Ctfs. of Prtn. Series 2002 B, 5.5% 9/1/10 (FSA Insured)	2,200,000	2,291,938
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,034,580
Series 2007 B, 1.004% 1/1/37 (d)	1,000,000	663,330
Series 2008 A, 5% 1/1/14	1,220,000	1,311,707
Series 2008 D, 5.5% 1/1/38	3,400,000	3,460,078
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	5,000,000	5,446,950
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/22	1,000,000	1,035,210
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	2,900,000	3,086,905
7% 7/1/33	2,000,000	2,193,900
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,064,770
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,235,840
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,623,345
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) Series 2005, 5% 4/1/12 (Escrowed to Maturity) (e)	1,000,000	1,088,680
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A:
5% 7/1/16	1,000,000	1,045,400
5% 7/1/17	1,755,000	1,820,426
5% 7/1/18	1,695,000	1,740,443
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	$ 1,100,000	$ 1,129,953
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	5,000,000	4,072,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	4,250,000	4,369,808
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series 2006 A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,271,708
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series 2006 A, 5% 7/1/18 (FGIC Insured)	1,000,000	1,072,860
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A:
5% 1/1/24	1,000,000	1,084,910
5% 1/1/38	1,700,000	1,765,637
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,388,575
5.5% 12/1/29	2,100,000	2,023,329
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,044,950
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (FGIC Insured)	1,000,000	1,090,100
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,327,199
		53,784,531
Arkansas - 0.7%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12 (Escrowed to Maturity) (e)	1,415,000	1,356,377
Univ. of Arkansas Univ. Revs. (Fayetteville Campus Proj.) Series 2006, 5% 11/1/36 (AMBAC Insured)	10,000,000	10,382,100
		11,738,477
California - 15.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	1,100,000	1,169,718
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (FGIC Insured)	2,155,000	1,171,350
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.5% 5/1/15	600,000	644,472
6% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,649,355
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	$ 3,800,000	$ 4,112,512
5.25% 7/1/13	1,400,000	1,549,254
5.25% 7/1/13	1,000,000	1,106,610
5.25% 7/1/14	525,000	585,407
5.25% 7/1/14	1,200,000	1,338,072
Series 2008 B4, 5%, tender 7/1/10 (d)	3,800,000	3,917,344
Series A, 5% 7/1/18	2,400,000	2,530,896
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	15,000	15,300
5% 2/1/11	40,000	41,674
5% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	277,802
5% 9/1/12	1,000,000	1,080,540
5% 10/1/12	4,400,000	4,763,264
5% 8/1/20	5,045,000	5,145,950
5% 11/1/21	2,430,000	2,454,470
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,107,920
5% 12/1/22	7,000,000	7,050,610
5% 11/1/24	3,000,000	2,990,580
5% 3/1/26	1,000,000	980,260
5% 6/1/26	1,085,000	1,063,409
5% 6/1/27 (AMBAC Insured)	500,000	486,305
5% 9/1/27	1,200,000	1,166,808
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	474,260
5% 3/1/31	1,700,000	1,612,314
5% 9/1/31	1,200,000	1,137,336
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	568,500
5% 9/1/32	1,400,000	1,310,750
5% 8/1/33	1,100,000	1,024,276
5% 9/1/33	2,900,000	2,700,538
5% 8/1/35	2,100,000	1,939,812
5% 9/1/35	1,700,000	1,570,205
5.125% 11/1/24	400,000	404,236
5.25% 2/1/16	500,000	527,000
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	402,452
5.25% 2/1/28	500,000	502,655
5.25% 2/1/33	1,200,000	1,165,404
5.25% 12/1/33	35,000	33,975
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.25% 3/1/38	$ 9,400,000	$ 9,063,856
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	125,000	131,398
5.5% 8/1/27	3,200,000	3,268,736
5.5% 8/1/29	4,300,000	4,383,248
5.5% 4/1/30	5,000	5,046
5.5% 11/1/33	2,200,000	2,214,058
6% 4/1/38	2,500,000	2,656,750
6.5% 4/1/33	5,000,000	5,609,000
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/13	1,165,000	1,234,749
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	2,200,000	2,216,500
Series 2009 D, 5%, tender 7/1/14 (d)	1,800,000	1,872,612
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	2,200,000	2,419,824
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (d)	5,000,000	5,023,800
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,140,588
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	941,940
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	2,707,716
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19	2,000,000	2,150,780
(Various Cap. Projs.) Series 2009 G1, 5.75% 10/1/30	1,335,000	1,309,475
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	949,490
Series 2005 H, 5% 6/1/18	1,000,000	990,350
Series 2005 K, 5% 11/1/16	1,300,000	1,324,232
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,330,000	3,659,470
5.75% 11/1/27	5,600,000	6,113,296
6% 11/1/40	5,400,000	5,829,516
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	$ 1,000,000	$ 1,006,300
California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	5,200,521
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	848,801
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	1,986,182
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	1,933,656
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	167,382
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	198,202
5.75% 1/15/40	300,000	275,913
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	1,000,000	1,172,900
Series 2005 A:
5% 6/1/45	4,200,000	3,608,892
5% 6/1/45	1,000,000	859,260
Series 2007 A1, 5% 6/1/33	400,000	307,764
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	3,100,000	3,391,648
Long Beach Unified School District Series A, 5.75% 8/1/33	1,450,000	1,577,252
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	10,000,000	11,155,000
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 A, 5% 7/1/25	12,620,000	13,664,305
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A, 5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	503,160
Los Angeles Unified School District Series 2002 B, 5% 7/1/22	1,200,000	1,271,112
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,141,312
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000,000	10,996,000
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500,000	$ 1,459,410
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,252,321
Merced Union High School District Series A, 0% 8/1/21 (FGIC Insured)	1,455,000	794,503
Monterey County Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,023,120
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 C, 4%, tender 2/8/11 (d)	4,100,000	4,203,074
Northern California Power Agency Rev. (Hydroelectric Number One Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,500,000	1,659,705
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A:
5% 5/1/23	2,235,000	2,336,357
5% 5/1/24	1,510,000	1,576,093
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	1,000,000	1,069,110
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/20	1,935,000	2,129,835
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,010,950
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,203,460
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	322,829
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	4,500,000	3,620,745
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	700,000	794,710
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000,000	3,058,530
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	1,900,000	1,958,311
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,394,260
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,700,000	1,865,240
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000,000	10,345,900
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 590,790
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	709,359
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	700,000	725,732
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	8,300,000	8,579,876
Univ. of California Revs.:
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,094,160
Series 2009 O:
5.75% 5/15/30	5,700,000	6,426,123
5.75% 5/15/34	3,060,000	3,388,766
Washington Township Health Care District Rev. Series 2007 A, 5% 7/1/16	535,000	562,146
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,200,000	1,284,048
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	475,570
		263,170,620
Colorado - 1.4%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (FSA Insured)	1,300,000	1,388,712
Broomfield Coliseum City & County Ctfs. of Prtn. Series 1999, 6% 12/1/29 (AMBAC Insured)	1,750,000	1,752,660
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,043,270
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	4,500,000	2,600,010
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27	2,000,000	2,002,280
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,615,105
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/13	710,000	692,825
5.3% 7/1/37	300,000	219,096
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
Series 2001, 6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (e)	$ 2,000,000	$ 2,244,480
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,731,096
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (e)	1,500,000	866,460
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	985,190
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/09	1,220,000	1,221,488
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,201,590
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	727,468
Mesa County Residual Rev. Series 1992, 0% 12/1/11 (Escrowed to Maturity) (e)	2,275,000	2,214,644
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26	1,250,000	1,402,125
		24,908,499
District Of Columbia - 1.1%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,651,560
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	939,220
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	5,000,000	5,210,200
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	202,680
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/14 (FSA Insured)	1,500,000	1,610,475
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	4,700,000	5,074,543
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	5,825,000	1,452,813
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B: - continued
0% 10/1/36 (Assured Guaranty Corp. Insured)	$ 5,020,000	$ 883,871
0% 10/1/39 (Assured Guaranty Corp. Insured)	10,000,000	1,442,400
		18,467,762
Florida - 6.0%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	995,820
Broward County School Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,464,200
Series 2007 A, 5% 7/1/16 (FGIC Insured)	1,000,000	1,063,300
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	12,120,000	12,618,011
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	500,000	514,810
Florida Board of Ed. Lottery Rev. Series 2001 B, 5% 7/1/20 (FGIC Insured)	1,965,000	2,039,591
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2007 C, 4.75% 6/1/37	9,830,000	9,836,488
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	100,000	101,906
Series 2008 A, 5.375% 7/1/26	5,675,000	6,191,652
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	1,000,000	1,134,330
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	3,005,000	2,709,879
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,100,000	1,105,170
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	1,500,000	1,536,225
Series 2005 A:
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100) (e)	305,000	346,889
5.125% 11/15/16	495,000	517,508
Series 2005 B:
5% 11/15/30	970,000	921,558
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (e)	130,000	147,854
Series 2005 C, 5% 11/15/31	1,305,000	1,231,776
Series 2006 G:
5% 11/15/16	95,000	99,938
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.): - continued
Series 2006 G:
5% 11/15/16 (Escrowed to Maturity) (e)	$ 5,000	$ 5,704
5.125% 11/15/18	965,000	1,001,583
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (e)	35,000	40,208
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/16	1,630,000	1,715,608
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	1,500,000	1,651,815
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,032,330
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,700,000	1,711,934
Series 2009 B:
5% 10/1/18	1,600,000	1,669,936
5% 10/1/19	6,005,000	6,237,874
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,455,342
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000,000	1,033,640
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,536,165
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	6,559,920
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	3,200,000	3,291,872
5.75% 10/1/43	1,000,000	1,021,600
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200,000	2,233,858
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	6,000,000	6,209,160
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.5% 10/1/22 (Berkshire Hathaway Assurance Corp. Insured)	7,000,000	7,931,350
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,796,875
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (d)	$ 2,300,000	$ 2,369,575
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	1,315,000	1,422,265
5% 7/1/17	4,385,000	4,780,264
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	216,230
		105,502,013
Georgia - 2.5%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	6,000,000	6,186,420
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,051,500
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004, 5% 11/1/43	1,280,000	1,204,454
Series 2009 A, 6.25% 11/1/39	12,700,000	13,616,432
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	1,050,000	1,084,755
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2008, 4.95%, tender 4/1/11 (d)	5,000,000	5,212,250
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity) (e)	4,120,000	2,497,132
Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	3,000,000	1,818,300
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	3,700,000	3,859,211
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,431,800
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,595,000	966,730
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	992,690
		43,921,674
Municipal Bonds - continued
	Principal Amount	Value
Idaho - 0.5%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	$ 1,900,000	$ 2,054,090
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	5,500,000	6,013,150
		8,067,240
Illinois - 9.2%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (FGIC Insured)	1,065,000	686,488
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	3,177,743
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	6,968,991
Series 2001 A:
5% 1/1/41 (Pre-Refunded to 1/1/11 @ 101) (e)	1,000,000	1,055,820
5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	133,400
Series 2004 A:
5% 1/1/34 (FSA Insured)	1,830,000	1,870,498
5.25% 1/1/29 (FSA Insured)	210,000	219,217
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (e)	990,000	1,129,214
Series 2007 A, 5% 1/1/37	10,000,000	10,284,000
Chicago Motor Fuel Tax Rev. Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	2,017,160
Chicago O'Hare Int'l. Arpt. Rev. Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,314,900
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,320,756
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,093,750
5% 6/1/21	1,000,000	1,058,530
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	2,000,000	2,093,340
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	500,000	526,830
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	320,736
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,091,770
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
DuPage County Cmnty. High School District #108, Lake Park Series 2002, 5.6% 1/1/20 (FSA Insured)	$ 3,175,000	$ 3,419,856
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	1,400,000	1,498,350
Series A, 5.5% 5/1/15 (FGIC Insured)	1,000,000	1,126,790
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	5,600,000	3,090,640
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,046,220
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,316,984
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,100,000	1,203,323
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	2,000,000	1,913,000
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,522,195
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,900,000	1,933,269
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,100,000	2,007,579
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	943,042
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	2,859,724
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	3,700,000	3,995,038
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	2,300,000	2,471,741
Series 2009 D, 6.625% 11/1/39	2,300,000	2,471,741
Series B, 5.75% 11/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,591,350
(The Carle Foundation Proj.) Series 2009 A:
5.5% 2/15/15 (Assured Guaranty Corp. Insured)	6,090,000	6,541,574
5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	4,084,412
Illinois Gen. Oblig.:
Series 2000:
5.5% 4/1/17	400,000	405,720
5.5% 4/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,007,860
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2000:
5.6% 4/1/21	$ 400,000	$ 405,352
Series 2002:
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,599,930
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,132,040
Series 2004 A, 5% 3/1/34	7,200,000	7,288,776
Series 2006, 5.5% 1/1/31	1,000,000	1,109,310
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,199,264
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	953,030
(Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,783,835
Illinois Muni. Elec. Agcy. Pwr. Supply Series A:
5% 2/1/35	1,600,000	1,566,176
5.25% 2/1/20	3,360,000	3,528,874
Illinois Sales Tax Rev.:
Series 2000, 6% 6/15/20	300,000	308,289
Series 2001, 5.5% 6/15/15	1,200,000	1,275,240
Series 2005, 5% 6/15/30 (FSA Insured)	3,000,000	3,102,120
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	696,487
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	1,434,693
0% 11/1/20 (FSA Insured)	3,850,000	2,285,784
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (FGIC Insured)	5,025,000	2,845,457
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	710,370
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	900,000	1,068,867
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity) (e)	260,000	210,171
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	649,438
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,044,560
Lake County Forest Preservation District Series 2007 A, 0.5503% 12/15/13 (d)	930,000	886,076
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	$ 1,000,000	$ 1,086,080
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,128,650
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	747,930
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,473,864
Series A:
0% 6/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,250,000	4,178,003
0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,155,000	2,305,264
Quincy Hosp. Rev. Series 2007, 5% 11/15/14	1,015,000	1,035,777
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	1,933,991
Univ. of Illinois Rev. (Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,290,144
Series 2009 A, 5.75% 4/1/38	4,800,000	5,206,032
Will County Cmnty. Unit School District #201 Series 2004:
0% 11/1/17 (FGIC Insured)	1,190,000	818,375
0% 11/1/23	2,170,000	1,021,245
Will County Cmnty. Unit School District #365-U:
(Valley View Proj.) Series 2002, 0% 11/1/19 (FSA Insured)	9,600,000	6,064,608
Series 2002:
0% 11/1/14 (FSA Insured)	1,100,000	935,110
0% 11/1/16 (FSA Insured)	1,600,000	1,205,536
0% 11/1/18 (FSA Insured)	5,030,000	3,371,257
Winnebago County School District No. 122 Harlem-Loves Park Rev. Series 1998, 0% 1/1/15 (FSA Insured)	2,880,000	2,356,157
		161,055,713
Indiana - 2.5%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875,000	3,256,771
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (FSA Insured)	1,000,000	1,060,870
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	$ 1,525,000	$ 1,617,827
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,720,859
Hammond School Bldg. Corp. Series 2004, 5% 7/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,042,160
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,100,000	3,635,587
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39 (c)	1,700,000	1,645,175
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	5,000,000	5,085,250
(Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,587,776
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (d)	2,400,000	2,510,784
Series A5, 5%, tender 8/1/13 (d)	6,200,000	6,644,602
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	740,260
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,056,970
Series A, 5.5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,116,022
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,084,690
Muncie School Bldg. Corp. Series 2005, 5.25% 1/10/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,809,072
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	3,000,000	3,145,350
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/27	1,220,000	1,317,893
5% 7/1/35	1,000,000	1,053,180
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	$ 500,000	$ 502,990
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	779,401
		44,413,489
Iowa - 0.3%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	2,000,000	2,125,820
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	2,685,000	2,852,651
		4,978,471
Kansas - 0.2%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/29	1,400,000	1,358,602
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	708,617
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series 1998 C, 5.25% 12/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	225,317
Lawrence Hosp. Rev. Series 2006:
5.125% 7/1/14	520,000	555,084
5.25% 7/1/15	200,000	214,210
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,026,180
		4,088,010
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,297,600
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	5,000,000	5,170,900
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	$ 600,000	$ 626,136
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	513,325
		9,607,961
Louisiana - 0.6%
Louisiana Military Dept. Custody Receipts 5% 8/1/12	575,000	610,328
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/18 (CIFG North America Insured)	900,000	893,700
(Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,500,000	1,527,480
5.5% 6/1/41 (FGIC Insured)	4,770,000	4,985,938
New Orleans Gen. Oblig. Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	999,960
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	825,000	786,860
		9,804,266
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,800,000	1,993,770
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (e)	2,725,000	2,845,118
Series 2004, 5.25% 7/1/30	1,000,000	1,032,840
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,400,000	1,456,252
		7,327,980
Maryland - 0.6%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	921,970
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (d)	1,400,000	1,526,798
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5% 7/1/17	1,600,000	1,699,136
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	965,000	1,052,236
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
6% 1/1/38	$ 4,200,000	$ 4,437,888
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,100,000	1,124,068
		10,762,096
Massachusetts - 2.0%
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	1,000,000	1,044,820
Massachusetts Gen. Oblig.:
Series 2003 D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	1,100,000	1,247,488
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (e)	1,100,000	1,252,790
Series 2007 A, 0.894% 5/1/37 (d)	2,000,000	1,441,840
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	949,360
(Northeastern Univ. Proj.) Series 2009 T1, 4.125%, tender 2/16/12 (d)	5,000,000	5,075,500
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	3,000,000	3,228,630
5% 8/15/24	5,000,000	5,370,200
5% 8/15/30	2,500,000	2,602,850
Series 2007 A:
4.5% 8/15/35	1,900,000	1,860,119
5% 8/15/22 (AMBAC Insured)	1,990,000	2,160,603
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series 1997 A, 5% 1/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200,000	6,791,616
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,040,000	2,212,176
		35,237,992
Michigan - 3.7%
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	1,400,000	1,505,490
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,600,000	1,722,976
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	$ 1,200,000	$ 1,479,384
Series 2006, 5% 7/1/36	2,300,000	2,103,994
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,013,711
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,020,510
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,665,000	2,767,016
Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,656,645
7% 7/1/36 (FSA Insured)	1,400,000	1,649,956
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,556,967
Ferris State Univ. Rev. Series 2005, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395,000	1,471,181
Fowlerville Cmnty. School District Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,200,859
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,200,000	1,284,804
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	809,376
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,463,901
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	3,874,980
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	2,000,000	1,994,380
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,483,756
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	3,500,000	3,783,605
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	1,000,000	1,074,910
Series 2009, 5% 10/1/26	4,165,000	4,499,283
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 2008 ET1, 5.25%, tender 8/1/14 (d)	4,250,000	4,462,118
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	1,000,000	848,170
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Portage Pub. Schools Series 2008:
5% 5/1/16 (FSA Insured)	$ 1,700,000	$ 1,867,637
5% 5/1/23 (FSA Insured)	5,275,000	5,612,547
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	900,000	1,058,004
South Redford School District Series 2005, 5% 5/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,575,000	1,678,320
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,272,089
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	4,941,925
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,063,560
		65,222,054
Minnesota - 1.7%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,683,969
Elk River Independent School District #728 Series 2002 A:
5.25% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (e)	3,450,000	3,797,864
5.25% 2/1/20 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (e)	2,850,000	3,137,366
Maple Grove Health Care Sys. Rev. Series 2007, 5.25% 5/1/28	1,000,000	987,190
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	9,311,574
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,113,300
Minnesota Gen. Oblig. 5% 8/1/22	2,000,000	2,214,660
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,404,992
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17	1,225,000	1,317,500
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	1,000,000	932,350
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	632,128
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21	1,915,000	1,991,945
		29,524,838
Municipal Bonds - continued
	Principal Amount	Value
Mississippi - 0.1%
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series D, 5% 8/1/11	$ 1,050,000	$ 1,104,915
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,539,240
		2,644,155
Missouri - 0.6%
Cape Girardeau County Indl. Dev. Auth. (Southeast Missouri Hosp. Proj.) Series 2007, 5% 6/1/10	1,050,000	1,059,072
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000,000	1,119,180
Missouri Envir. Impt. & Energy Resources Auth. Poll. Cont. Rev. (Associated Elec. Coop., Inc. Proj.) Series 2008, 4.375%, tender 3/1/11 (d)	5,000,000	5,132,500
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,000,000	1,055,500
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (e)	500,000	531,030
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	500,000	518,460
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	967,608
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	793,512
		11,176,862
Nebraska - 0.8%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.742% 12/1/17 (d)	1,000,000	818,710
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,915,000	2,038,288
Douglas County Hosp. Auth. #3 Health Facilities Rev. (Nebraska Methodist Health Sys. Proj.) Series 2008, 5.75% 11/1/48	3,465,000	3,275,465
Nebraska Pub. Pwr. District Rev. Series 2007 B, 5% 1/1/19 (FSA Insured)	5,000,000	5,447,200
Omaha Gen. Oblig. Series 2000, 5.75% 12/1/14 (Pre-Refunded to 12/1/10 @ 101) (e)	380,000	405,696
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	2,000,000	2,026,520
		14,011,879
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 0.9%
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	$ 1,000,000	$ 1,061,340
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (e)	250,000	258,270
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	1,000,000	1,068,520
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,400,000	1,514,492
5.625% 7/1/32	10,730,000	11,539,257
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	534,775
		15,976,654
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Obligated Group Proj.) Series 2002, 5.5% 8/1/27 (FSA Insured)	1,000,000	1,022,600
New Jersey - 1.4%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	600,000	688,668
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/13	4,650,000	5,037,438
5% 6/15/14	5,000,000	5,448,000
5.125% 6/15/24	1,500,000	1,565,295
5.25% 6/15/28	1,000,000	1,039,740
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	600,000	623,880
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,056,410
5.25% 3/1/23	1,000,000	1,057,890
5.25% 3/1/25	800,000	842,000
5.25% 3/1/26	600,000	628,578
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,500,000	2,851,950
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (e)	1,430,000	1,618,403
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.:
Series 2003 C, 5.5% 6/15/22 (Pre-Refunded to 6/15/13 @ 100) (e)	$ 1,500,000	$ 1,710,840
Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	439,456
		24,608,548
New Mexico - 0.1%
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Svcs. Proj.) Series 2009 A, 5% 8/1/39	1,000,000	981,690
New York - 12.6%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	600,000	648,108
5.75% 5/1/21	500,000	535,510
Series 2004:
5.75% 5/1/17	1,400,000	1,526,224
5.75% 5/1/24 (FSA Insured)	2,225,000	2,384,577
5.75% 5/1/26	525,000	558,878
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	1,500,000	1,368,345
5% 2/15/47	1,700,000	1,563,252
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,023,010
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19	800,000	863,352
Series 2005 F1, 5.25% 9/1/14	700,000	783,916
Series 2005 G:
5% 8/1/15	2,800,000	3,091,676
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,192,420
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,359,676
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,066,990
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	6,100,000	6,749,833
Series 2009 I-1, 5.625% 4/1/29	1,000,000	1,103,230
Series F-1, 5% 9/1/25	3,000,000	3,122,700
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	988,280
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	955,720
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	$ 200,000	$ 203,830
Series 2003 E, 5% 6/15/34	1,200,000	1,224,156
Series 2005 D:
5% 6/15/37	300,000	306,606
5% 6/15/38	2,500,000	2,553,825
Series 2006 C:
4.75% 6/15/33	1,420,000	1,431,956
4.75% 6/15/33	6,200,000	6,252,204
Series 2007 DD:
4.75% 6/15/35	2,285,000	2,289,227
4.75% 6/15/36	1,765,000	1,771,636
Series 2009 A, 5.75% 6/15/40	5,400,000	5,869,260
Series 2009 EE, 5.25% 6/15/40	2,900,000	3,028,934
Series FF 2, 5.5% 6/15/40	4,800,000	5,143,920
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	6,415,000	7,188,970
6% 7/15/38	13,000,000	14,360,190
Series 2009 S3, 5.25% 1/15/39	7,000,000	7,263,130
Series 2009 S4, 5.75% 1/15/39	2,500,000	2,695,950
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	17,245,000	18,554,576
6% 11/1/28 (b)	3,000,000	3,260,220
Series 2003 B, 5.25% 2/1/29 (b)	1,855,000	1,943,038
Series 2004 B, 5% 8/1/32	4,200,000	4,304,706
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,020,200
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	4,300,000	4,737,869
Series 2009 A, 5% 2/15/34	1,750,000	1,807,610
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	1,000,000	1,071,530
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A, 5% 7/1/16	2,000,000	2,041,860
Series 2007 A, 5% 7/1/14	1,000,000	1,036,470
Series 2007 B, 5.25% 7/1/24	400,000	397,548
(State Univ. Edl. Facilities Proj.) Series 2002 B, 5.25%, tender 5/15/12 (FGIC Insured) (d)	3,900,000	4,202,211
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/34	$ 2,000,000	$ 2,062,040
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,068,730
5.25% 11/15/19 (FGIC Insured)	3,000,000	3,320,370
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,111,957
Series 2008 A, 5.25% 11/15/36	4,600,000	4,672,174
Series 2008 C, 6.5% 11/15/28	3,600,000	4,063,860
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,064,350
New York Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27	1,000,000	1,043,630
Series 2007 H:
5% 1/1/25	4,000,000	4,185,120
5% 1/1/26	2,500,000	2,603,475
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	2,000,000	2,171,380
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	855,000	931,719
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/22 (AMBAC Insured)	2,400,000	2,498,928
5.5% 6/1/14	345,000	345,376
5.5% 6/1/15	1,900,000	1,932,965
5.5% 6/1/16	3,200,000	3,250,720
5.5% 6/1/17	9,200,000	9,499,276
Series 2003B 1C:
5.5% 6/1/14	300,000	300,327
5.5% 6/1/15	4,085,000	4,155,875
5.5% 6/1/17	6,650,000	6,866,325
5.5% 6/1/18	8,030,000	8,411,827
5.5% 6/1/19	1,100,000	1,165,703
5.5% 6/1/20 (FGIC Insured)	1,000,000	1,055,270
5.5% 6/1/21	4,060,000	4,277,454
5.5% 6/1/22	1,100,000	1,154,417
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,770,000	$ 1,788,868
(MTA Bridges and Tunnels Proj.) Series 2008 C, 5% 11/15/38	6,000,000	6,162,240
		220,011,705
North Carolina - 0.7%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) Series 2004, 5.25% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,929,690
Dare County Ctfs. of Prtn. Series 2004, 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,174,103
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,281,528
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	185,000	187,760
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	600,000	627,588
Series 2003 D, 5.375% 1/1/10	695,000	699,809
Series 2009 B, 5% 1/1/26	3,200,000	3,249,152
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,034,940
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,000,000	1,017,580
Randolph County Ctfs. of Prtn. 5% 2/1/20 (AMBAC Insured)	1,500,000	1,602,165
		12,804,315
North Dakota - 0.4%
Cass County Health Care Facilities Rev. Series D, 5% 2/15/40 (Assured Guaranty Corp. Insured)	5,000,000	4,738,600
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/13 (Assured Guaranty Corp. Insured)	1,675,000	1,772,870
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	1,069,995
		7,581,465
Ohio - 1.8%
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	4,700,000	4,880,198
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	2,000,000	1,675,440
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Buckeye Tobacco Settlement Fing. Auth.: - continued
Series A-2:
5.875% 6/1/47	$ 2,700,000	$ 1,992,303
6.5% 6/1/47	2,900,000	2,338,212
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (FGIC Insured)	1,090,000	1,200,221
5.25% 11/15/19 (FGIC Insured)	1,050,000	1,152,102
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	2,500,000	2,450,325
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (d)	1,600,000	1,667,056
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	6,700,000	6,928,336
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	4,000,000	4,244,480
Olentangy Local School District 5.5% 12/1/17 (FSA Insured)	35,000	37,385
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,353,728
		30,919,786
Oklahoma - 0.5%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,074,930
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/39	1,400,000	1,456,490
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20	2,000,000	2,134,640
5.5% 8/15/22	2,400,000	2,536,656
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,307,642
		8,510,358
Oregon - 0.8%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2009 A, 5.5% 7/15/35	1,000,000	1,045,800
Series 2009 B, 5%, tender 7/15/12 (d)	8,000,000	8,396,400
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,800,000	1,832,580
Municipal Bonds - continued
	Principal Amount	Value
Oregon - continued
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	$ 1,000,000	$ 970,530
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	459,907
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (FGIC Insured)	1,000,000	1,129,330
		13,834,547
Pennsylvania - 1.4%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,400,000	2,587,176
Series B, 5% 6/15/15	2,000,000	2,142,160
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,024,370
5% 8/15/20	3,000,000	3,119,850
Annville-Cleona School District Series 2005, 5.5% 3/1/21 (FSA Insured)	1,200,000	1,318,668
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,039,780
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,033,740
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	500,000	603,475
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	486,384
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (e)	700,000	809,851
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	1,000,000	1,026,700
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	520,045
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	605,076
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	1,948,170
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,578,400
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,167,230
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	300,000	305,217
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District: - continued
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	$ 1,000,000	$ 1,040,300
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,425,425
		24,782,017
Puerto Rico - 0.5%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/11	1,400,000	1,444,226
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,500,000	1,576,635
Puerto Rico Muni. Fin. Agcy. Series 2005 A, 5% 8/1/11	1,000,000	1,035,720
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	800,000	821,040
5.75%, tender 7/1/17 (d)	1,500,000	1,562,985
Series N, 5.5% 7/1/22	1,300,000	1,316,094
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	2,400,000	365,256
		8,121,956
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/15 (FSA Insured)	1,000,000	1,072,740
Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,504,470
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Brown Univ. Proj.) Series 2009 A, 5% 9/1/39	5,000,000	5,224,750
		7,801,960
South Carolina - 1.5%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. Series 2002, 5.5% 7/15/17 (FSA Insured)	1,790,000	1,900,729
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,801,831
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,069,110
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2007, 5% 11/1/14	1,000,000	1,079,560
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,097,860
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	2,024,798
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	600,000	584,112
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,816,644
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.):
Series 2009 B, 5.25% 1/1/39	2,700,000	2,844,234
Series 2009 E, 5% 1/1/40 (c)	5,000,000	5,083,350
Series 2004 A, 5% 1/1/39	2,400,000	2,448,552
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	1,115,000	1,147,302
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,600,000	1,709,552
		26,607,634
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009, 5.25% 11/1/29	1,500,000	1,515,090
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/13	1,000,000	1,029,510
5% 12/15/15	2,525,000	2,535,428
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (Escrowed to Maturity) (e)	2,125,000	2,268,650
6.25% 7/1/13 (Escrowed to Maturity) (e)	2,255,000	2,449,922
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,500,000	1,549,350
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	2,000,000	2,073,800
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,728,798
		13,635,458
Texas - 13.0%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	2,000,000	2,057,220
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19	$ 1,500,000	$ 1,695,210
Austin Elec. Util. Sys. Rev. Series 2001, 7.25% 11/15/10 (FSA Insured)	1,000,000	1,068,750
Austin Independent School District Series 2006, 5.25% 8/1/14	1,000,000	1,148,250
Austin Util. Sys. Rev. 0% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,970,000	7,922,897
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,000,000	1,049,850
5.25% 2/15/42	3,255,000	3,409,027
Beaumont Independent School District Series 2009, 5% 2/15/24 (Assured Guaranty Corp. Insured)	1,025,000	1,084,481
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,792,312
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,373,561
5.375% 5/1/19 (FSA Insured)	215,000	226,589
Birdville Independent School District 0% 2/15/11	3,665,000	3,611,125
Boerne Independent School District Series 2004, 5.25% 2/1/35	25,000	25,702
Brazos County Gen. Oblig. Series 2008, 5% 9/1/24 (FSA Insured)	1,100,000	1,190,409
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	1,077,010
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,748,423
Comal Independent School District:
Series 1996, 0% 2/1/16	2,235,000	1,828,744
Series 2007, 5% 2/1/36	5,000,000	5,139,850
Cotulla Independent School District Series 2007, 5.25% 2/15/37	4,170,000	4,391,135
Crowley Independent School District Series 2006, 5.25% 8/1/33	500,000	526,615
Cypress-Fairbanks Independent School District Series A, 0% 2/15/14	500,000	447,090
Dallas Area Rapid Transit Sales Tax Rev.:
5% 12/1/36	7,900,000	8,161,016
5.25% 12/1/38	3,000,000	3,172,890
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A, 5% 11/1/22	1,500,000	1,566,510
Dallas Independent School District Series 2008, 6.375% 2/15/34	500,000	572,350
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33	$ 3,000,000	$ 3,117,900
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,000,000	1,044,830
East Central Independent School District Series 2002, 5.625% 8/15/17 (f)	1,035,000	1,122,478
Freer Independent School District Series 2007, 5.25% 8/15/37	1,000,000	1,056,100
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,500,000	2,677,500
Garland Independent School District:
Series 2001, 5.5% 2/15/19	5,000	5,042
5.5% 2/15/19 (Pre-Refunded to 2/15/10 @ 100) (e)	510,000	517,431
Granbury Independent School District 0% 8/1/19	1,000,000	689,050
Harris County Gen. Oblig. (Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,826,180
Series 2008 B, 5.25% 8/15/47	9,500,000	9,795,830
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,342,932
Houston Independent School District:
Series 2005 A, 0% 2/15/16	2,800,000	2,275,504
Series A, 0% 8/15/11	6,400,000	6,250,688
Houston Util. Sys. Rev. Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	3,100,000	3,239,965
Humble Independent School District Series 2009, 5% 2/15/34	1,300,000	1,346,787
Kermit Independent School District Series 2007, 5.25% 2/15/32	600,000	639,126
Lewisville Independent School District 0% 8/15/18	1,025,000	745,452
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,000,000	1,046,990
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,100,000	1,138,874
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5% 5/15/33	600,000	595,068
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Assured Guaranty Corp. Insured)	4,500,000	4,789,035
6% 2/15/49 (Assured Guaranty Corp. Insured)	5,000,000	5,317,550
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/16 (FSA Insured)	1,260,000	1,395,790
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Magnolia Independent School District Series 2005, 5.25% 8/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,300,000	$ 1,353,755
Mansfield Independent School District 5.5% 2/15/17	15,000	16,008
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (d)	3,000,000	3,075,840
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,230,544
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	6,820,000	7,225,654
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,360,493
North Harris County Reg'l. Wtr. Auth. Series 2005, 5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,157,640
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	1,000,000	1,081,760
5% 6/1/25	2,100,000	2,259,012
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	1,000,000	1,026,080
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	975,460
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000,000	1,125,930
North Texas Tollway Auth. Rev.:
Series 2008 A:
6% 1/1/24	1,000,000	1,068,320
6% 1/1/25	6,000,000	6,376,800
Series 2008 E3, 5.75%, tender 1/1/16 (d)	5,000,000	5,266,650
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,700,000	1,281,324
Series 2009 A, 6.25% 1/1/39	3,000,000	3,164,340
Northside Independent School District Series 2009, 2.1%, tender 6/1/11 (d)	3,100,000	3,151,677
Odessa Wtr. & Swr. Rev. Series 2001, 5.5% 4/1/11 (FSA Insured)	750,000	799,260
Pflugerville Gen. Oblig. Series 2003 A, 5% 8/1/33 (FGIC Insured)	2,010,000	2,035,145
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	419,836
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Prosper Independent School District: - continued
Series 2007, 5.375% 8/15/33	$ 2,400,000	$ 2,560,728
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) Series 2000, 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (e)	200,000	205,774
Rockdale Independent School District Series 2007, 5.25% 2/15/37	800,000	837,352
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (d)	3,120,000	2,823,413
San Antonio Elec. & Gas Sys. Rev. Series 2002, 5.375% 2/1/20 (Pre-Refunded to 2/1/12 @ 100) (e)	3,000,000	3,272,640
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	3,805,000	3,895,559
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,425,248
Socorro Independent School District Series 2001, 5.375% 8/15/18	60,000	62,962
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,800,000	1,898,442
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	1,028,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	4,853,700
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2000 B, ARS 0.15%, tender 11/6/09 (FSA Insured) (d)	400,000	360,000
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	2,430,000	2,454,130
Series 2008, 4.75% 4/1/37	10,000,000	10,089,300
Series 2007, 5% 4/1/37	3,180,000	3,321,860
0% 10/1/13	1,000,000	920,170
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,340,000	1,827,423
0% 9/1/16 (Escrowed to Maturity) (e)	15,000	12,258
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,045,000	3,706,208
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	1,875,000	1,826,606
5.75% 8/15/38 (AMBAC Insured)	1,225,000	1,228,932
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (d)	1,900,000	1,961,123
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Wtr. Dev. Board Rev. Series B, 5.375% 7/15/16	$ 1,000,000	$ 1,008,560
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (e)	1,000,000	1,112,660
Waller Independent School District 5.5% 2/15/33	5,100,000	5,540,742
Waxahachie Independent School District (School Bldg. Proj.) Series 2007, 5% 8/15/37	10,200,000	10,544,964
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,150,000	1,204,855
Williamson County Gen. Oblig. 5.5% 2/15/18 (FSA Insured)	5,000	5,181
		227,704,236
Utah - 0.4%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,267,659
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	3,100,000	3,309,870
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,785,000	1,883,550
		6,461,079
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	200,000	202,284
6.125% 12/1/27 (AMBAC Insured)	300,000	301,572
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	3,958,383
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,013,530
		5,475,769
Virginia - 0.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	6,000,000	6,669,600
Washington - 3.8%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	423,228
Energy Northwest Elec. Rev. (#1 Proj.) Series 2002 B, 6% 7/1/17	2,000,000	2,208,780
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,095,000	$ 1,161,237
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,115,230
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,030,970
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,115,000	4,355,974
King County School District #401 Highline Pub. Schools Series 2002, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,234,720
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	7,700,000	8,367,051
Series 2009:
5% 1/1/39	2,625,000	2,726,456
5.25% 1/1/42	1,000,000	1,054,960
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	6,976,600
Series 2001 C:
5.25% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (e)	1,000,000	1,052,990
5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (e)	500,000	526,795
Series B, 5% 7/1/28	1,000,000	1,054,280
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	3,052,200
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,564,550
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	3,000,000	3,089,220
(MultiCare Health Sys. Proj.):
Series 2007 B, 5.5% 8/15/38 (FSA Insured)	5,000,000	5,168,300
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,500,000	1,581,540
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,811,058
Series 2006 D, 5.25% 10/1/33	2,000,000	2,017,480
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	2,200,000	2,247,564
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12 (FSA Insured)	$ 1,200,000	$ 1,325,796
Yakima County Gen. Oblig. Series 2002, 5.25% 12/1/15 (AMBAC Insured)	1,000,000	1,073,820
		66,220,799
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,300,000	1,317,914
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	1,012,780
		2,330,694
Wisconsin - 0.4%
Badger Tobacco Asset Securitization Corp. 6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (e)	600,000	671,982
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	605,000	639,279
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,133,230
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	511,460
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,119,580
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	936,270
Series B, 6% 2/15/25	1,000,000	1,007,930
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	800,000	795,896
		7,815,627
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,600,000	1,681,152
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (e)	1,645,000	1,726,296
		3,407,448
TOTAL MUNICIPAL BONDS (Cost $1,662,404,087)		1,696,152,203
Municipal Notes - 0.2%
	Principal Amount	Value
Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $3,800,000)	$ 3,800,000	$ 3,898,724
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $1,666,204,087)		1,700,050,927
NET OTHER ASSETS - 3.0%		51,775,288
NET ASSETS - 100%		$ 1,751,826,215
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,122,478 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District Series 2002, 5.625% 8/15/17	8/16/02	$ 1,140,280
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 1,700,050,927	$ -	$ 1,699,690,927	$ 360,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 360,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 360,000
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $1,666,173,379. Net unrealized appreciation aggregated $33,877,548, of which $50,872,016 related to appreciated investment securities and $16,994,468 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2009